Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
5.	COMMITMENTS AND CONTINGENCIES

Legal

From time to time, the Company is involved in legal actions and claims arising in the normal course of business. Management believes there are no matters which will have a material adverse effect on the Company's financial position, operations or cash flows.

Patent Licensing, Sponsored Research, and Patent & Technology Agreements

THIO – In November 2018 and as amended in December 2020, the Company entered into a Global Patent Licensing Agreement (“PLA”) titled “Patent and Technology License Agreement AGT. NO. L2264 – MAIA Biotechnology” with the University of Texas Southwestern (“UTSW”) to license patent families for a specific compound (“THIO”) from UTSW to MAIA. The agreement, as amended, has a term of 20 years. The agreement requires MAIA to reimburse UTSW for agreed-upon expenses related to THIO. The agreement requires certain payments upon assignment of the license to a third party as well as upon reaching specific milestones, ranging between $1,000,000 and $50,000,000, not to exceed a combined milestone payment total of $112,000,000. As of September 30, 2022, no assignment has occurred and none of the defined milestones have been completed and therefore no payments are due to UTSW related to the milestones. The agreement requires royalties of 2-4% (depending on THIO reaching specified sales levels in the respective jurisdictions) royalty payments on net sales up to $1,000,000,000, and 2.5-5% on net sales above $1,000,000,000.

Also in December 2020, the Company entered into a second license agreement with UTSW titled “Patent and Technology License Agreement AGT. NO. L3648 — MAIA Biotechnology” pursuant to which UTSW is licensing an additional compound to MAIA. The agreement has a term of 20 years and requires the Company to reimburse UTSW for certain agreed-upon expenses. The agreement requires certain payments upon assignment of the license to a third party as well as upon reaching specific milestones, ranging between $1,000,000 and $50,000,000, not to exceed a combined milestone payment total of $112,000,000. As of September 30, 2022, no assignment has occurred and none of the defined milestones have been completed and therefore no payments are due to UTSW related to the milestones.

The agreement requires royalties of 2-4% (depending on THIO reaching specified sales levels in the respective jurisdictions) royalty payments on net sales up to $1,000,000, and 2.5-5% on net sales above $1,000,000,000.

The Company will also pay UTSW running royalties on a yearly basis as a percentage of Net Sales of the Company or its sublicensee. There are single digit royalty rates for licensed products and licensed services covered by a Valid Claim (as defined in the agreement) and dependent on whether Net Sales are greater than or less than/equal to $1,000,000,000, with Net Sales above that amount commanding a slightly higher percentage. In each case, the royalty percentage is lower before patent issuance in each jurisdiction. In the event that the licensed product or licensed service is not covered by a Valid Claim, the running royalty rates are reduced by fifty percent (50%). The royalty obligations continue on a country-by-country basis until the later of expiration of the last Valid Claim in each country or ten (10) years after the First Commercial Sale (as defined in UTSW2 Agreement) in each country.

MJC13 — In January 2019, MAIA entered into a Global PLA and SRA for Collaborative Research and Jointly Owned Intellectual Property for the MJC13 Family of Compounds for the Treatment of Prostate Cancer with UTEP. The SRA requires MAIA to reimburse UTEP for research program expenditures up to $46,000. As amended, the SRA extended the research program to June 2020, since which point it has continued on an at-will basis.

Regeneron – In February 2021, the Company reached an agreement with Regeneron Pharmaceuticals, Inc. (“Regeneron”) to perform one clinical trial for the treatment of patients with Non-Small Cell Lung Cancer (NSCLC) involving a Regeneron drug candidate that utilizes one of the Company’s compounds/agents. The Company is responsible for all costs of the study with Regeneron supplying their drug cemiplimab representing a cost savings for the Company, the first phase of which is expected to take approximately two years. The overall term of the agreement is for five years unless earlier terminated for certain reasons as defined in the agreement. Either party may terminate a study plan in the event that patient screening for the clinical study does not commence within twelve (12) months after (a) the Effective Date, with respect to the initial study, or (b) the execution of the applicable study plan, with respect to each other study. If either party terminates a study plan, the Company shall reimburse Regeneron for the Regeneron product it received in connection with such study plan based on the actual out-of-pocket cost to Regeneron of such Regeneron product. As of September 30, 2022 neither party has terminated the agreement.

9.	COMMITMENTS AND CONTINGENCIES

Legal

From time to time, the Company is involved in legal actions and claims arising in the normal course of business. Management believes there are no matters which will have a material adverse effect on the Company's financial position, operations or cash flows.

Patent Licensing, Sponsored Research, and Patent & Technology Agreements

THIO - In November 2018 and as amended in December 2020, the Company entered into a Global Patent Licensing Agreement (“PLA”) titled “Patent and Technology License Agreement AGT. NO. L2264 - MAIA Biotechnology” with the University of Texas Southwestern (“UTSW”) to license patent families for a specific compound (“THIO”) from UTSW to MAIA. The agreement, as amended, has a term of 20 years. The agreement requires MAIA to reimburse UTSW for agreed-upon expenses related to THIO. The agreement requires certain payments upon assignment of the license to a third party as well as upon reaching specific milestones, ranging between $1,000,000 and $50,000,000, not to exceed a combined milestone payment total of $112,000,000. As of December 31, 2021, no assignment has occurred and none of the defined milestones have been completed and therefore no payments are due to UTSW related to the milestones. The agreement requires royalties of 2-4% (depending on THIO reaching specified sales levels in the respective jurisdictions) royalty payments on net sales up to $1,000,000,000, and 2.5-5% on net sales above $1,000,000,000.

Also in December 2020, the Company entered into a second license agreement with UTSW titled “Patent and Technology License Agreement AGT. NO. L3648 — MAIA Biotechnology” pursuant to which UTSW is licensing an additional compound to MAIA. The agreement has a term of 20 years and requires the Company to reimburse UTSW for certain agreed-upon expenses. The agreement requires certain payments upon assignment of the license to a third party as well as upon reaching specific milestones, ranging between $1,000,000 and $50,000,000, not to exceed a combined milestone payment total of $112,000,000. As of December 31, 2020, no assignment has occurred and none of the defined milestones have been completed and therefore no payments are due to UTSW related to the milestones.

The agreement requires royalties of 2-4% (depending on THIO reaching specified sales levels in the respective jurisdictions) royalty payments on net sales up to $1,000,000, and 2.5-5% on net sales above $1,000,000,000.

The Company will also pay UTSW running royalties on a yearly basis as a percentage of Net Sales of the Company or its sublicensee. There are single digit royalty rates for licensed products and licensed services covered by a Valid Claim (as defined in the agreement) and dependent on whether Net Sales are greater than or less than/equal to $1,000,000,000, with Net Sales above that amount commanding a slightly higher percentage. In each case, the royalty percentage is lower before patent issuance in each jurisdiction. In the event that the licensed product or licensed service is not covered by a Valid Claim, the running royalty rates are reduced by fifty percent (50%). The royalty obligations continue on a country-by-country basis until the later of expiration of the last Valid Claim in each country or ten (10) years after the First Commercial Sale (as defined in UTSW2 Agreement) in each country.

GMCI — In November 2018, MAIA entered into a Global PLA and Sponsored Research Agreement (“SRA”) for Collaborative Research and Jointly Owned Intellectual Property for the GMC1 Family of Compounds for the Treatment of Prostate Cancer with the University of Texas El Paso (“UTEP”). The SRA requires MAIA to reimburse UTEP for research program expenditures up to $46,000. The SRA for background Intellectual Property term is the last date of expiration or termination of the patent rights (2035). As amended, the SRA extended the research program to May 2020 since which point it has continued on an at-will basis.

MJC13 — In January 2019, MAIA entered into a Global PLA and SRA for Collaborative Research and Jointly Owned Intellectual Property for the MJC13 Family of Compounds for the Treatment of Prostate Cancer with UTEP. The SRA requires MAIA to reimburse UTEP for research program expenditures up to $46,000. As amended, the SRA extended the research program to June 2020, since which point it has continued on an at-will basis.